Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

As of December 31, 2025 and 2024, accounts receivable, net consisted of the following.

	2025	2024

Accounts receivable	$6,920,852	$3,738,493
Less: allowance for expected credit losses	(485,442)	(125,643)
Accounts receivable, net	6,435,410	3,612,850
Less: current portion	5,407,989	1,385,761
Non-current accounts receivable, net	$1,027,421	$2,227,089

The following table shows the movements in the allowance for expected credit losses during the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023

Balance at January 1	$125,643	$160,855	$164,122
Provision for (reversal of) expected credit losses	344,715	(31,199)	1,084
Foreign exchange difference	15,084	(4,013)	(4,351)
Balance at December 31	$485,442	$125,643	$160,855